Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings/(Loss) per Share
Schedule of computation of basic and diluted earnings/(loss) per share

        The following table sets forth the computation of basic and diluted earnings/(loss) per share for the years ended December 31 (in thousands):

	2016	2015	2014
	(in thousands)
Numerator:
Net income/(loss)	$(366,195)	$117,016	$(3,920)
Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,801.6	109,785.5	109,676.1